CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - HKD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2016	$ 101,000	$ 26,049,000	$ (5,891,000)	$ 761,365,000	$ 781,624,000
Balance (in shares) at Dec. 31, 2016	12,938,128
Net income for the year	$ 0	0	0	139,895,000	139,895,000
Dividend paid	0	0	0	(151,376,000)	(151,376,000)
Cumulative translation adjustment	0	0	(813,000)	0	(813,000)
Balance at Dec. 31, 2017	$ 101,000	26,049,000	(6,704,000)	749,884,000	769,330,000
Balance (in shares) at Dec. 31, 2017	12,938,128
Net income for the year	$ 0	0	0	177,974,000	177,974,000
Dividend paid	0	0	0	(403,669,000)	(403,669,000)
Reclassification adjustment relating to exchange difference upon disposals of interests in subsidiaries	0	0	6,674,000	0	6,674,000
Balance at Dec. 31, 2018	$ 101,000	26,049,000	(30,000)	524,189,000	550,309,000
Balance (in shares) at Dec. 31, 2018	12,938,128
Net income for the year	$ 0	0	0	40,849,000	40,849,000
Dividend paid	0	0	0	(413,761,000)	(413,761,000)
Balance at Dec. 31, 2019	$ 101,000	$ 26,049,000	$ (30,000)	$ 151,277,000	$ 177,397,000
Balance (in shares) at Dec. 31, 2019	12,938,128